SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2013
Service agreements with universities and high schools
Acquired Finite-Lived Intangible Assets
Weighted average amortization period of intangible asset	26 years
Operating platforms used to provide online education service
Acquired Finite-Lived Intangible Assets
Weighted average amortization period of intangible asset	6 years
Customer base
Acquired Finite-Lived Intangible Assets
Weighted average amortization period of intangible asset	4 years
Online coursewares
Acquired Finite-Lived Intangible Assets
Weighted average amortization period of intangible asset	3 years
Partnership with agencies
Acquired Finite-Lived Intangible Assets
Weighted average amortization period of intangible asset	5 years
Exclusive partnership with universities
Acquired Finite-Lived Intangible Assets
Weighted average amortization period of intangible asset	16 years
Operational right of private school
Acquired Finite-Lived Intangible Assets
Weighted average amortization period of intangible asset	22 years
Partnership with local institutes
Acquired Finite-Lived Intangible Assets
Weighted average amortization period of intangible asset	7 years 2 months 12 days
Acquired right to use trademark
Acquired Finite-Lived Intangible Assets
Weighted average amortization period of intangible asset	2 years 2 months 12 days